PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
PROVISIONS AND CONTINGENT LIABILITIES
Schedule of provisions

The following tables show the detail of the provisions:

As of December 31, 2019

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings	guarantees(1)	commitments(1)	contracts(2)	Total
In millions of COP
Balance at January 1, 2019	36,873	468	23,100	104,559	3,033	168,033
Additions recognized in the year	7,272	6,139	16,210	73,101	-	102,722
Provisions used during the period	(3,122)	-	-	-	(2,796)	(5,918)
Provisions reversed during the period	(5,729)	-	(22,365)	(46,835)	(267)	(75,196)
Foreign currency translation adjustment	395	-	-	561	-	956
Effect of discounted cash flows	63	-	-	-	30	93
Final balance at December 31, 2019	35,752	6,607	16,945	131,386	-	190,690
(1)	The provisions for financial guarantees and loan commitments as of December 31, 2019 were estimated according to the expected credit losses methodology required by IFRS 9.
(2)	During 2019, the onerous contracts were finished.

As of December 31, 2018

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings	guarantees(1)	commitments(1)	contracts	Total
In millions of COP
Balance at December 31, 2017	30,412	1,592	52,290	99,500	-	183,794
Effect of adoption of IFRS 9	-	-	(3,215)	(8,574)	-	(11,789)
Balance at January 1, 2018	30,412	1,592	49,075	90,926	-	172,005
Additions recognized in the year	22,281	7,272	7,708	21,922	2,759	61,942
Provisions used during the period	(6,489)	-	(5)	-	-	(6,494)
Provisions reversed during the period	(10,176)	(8,396)	(33,686)	(13,713)	-	(65,971)
Foreign currency translation adjustment	606	-	8	5,424	274	6,312
Effect of discounted cash flows	239	-	-	-	-	239
Final balance at December 31, 2018	36,873	468	23,100	104,559	3,033	168,033
(1)	The provisions for financial guarantees and loan commitments as of December 31, 2018 were estimated according to the expected credit losses methodology required by IFRS 9.

Schedule of provisions of financial guarantees and loan commitments

The following explains the significant changes in the provisions of financial guarantees and loan commitments during period at December 31, 2019 and 2018 with the expected credit loss model:

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2019	112,754	14,890	15	127,659
Net remeasurement of loss allowance	10,530	15,810	28	26,368
Transfer 12-month ECL	44,126	(35,204)	-	8,922
Transfer Lifetime ECL not credit-impaired	(28,589)	70,573	(3)	41,981
Transfer Lifetime ECL credit-impaired	(5,007)	(19,559)	31	(24,535)
Provisions used during the period	57,377	5,564	2	62,943
Provisions reversed during the period	(61,265)	(7,923)	(12)	(69,200)
Translation adjustment	469	92	-	561
Balance at December 31, 2019	119,865	28,433	33	148,331

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2018	125,189	14,502	310	140,001
Net remeasurement of loss allowance	(24,851)	3,239	17,602	(4,010)
Transfer 12-month ECL	(16,727)	(20,644)	(3,528)	(40,899)
Transfer Lifetime ECL not credit-impaired	(5,216)	33,702	(7,769)	20,717
Transfer Lifetime ECL credit-impaired	(2,908)	(9,819)	28,899	16,172
Provisions used during the period	28,360	988	6,741	36,089
Provisions reversed during the period	(20,459)	(4,757)	(24,637)	(49,853)
Translation adjustment	4,515	918	(1)	5,432
Balance at December 31, 2018	112,754	14,890	15	127,659

Schedule of commitments

The amount guaranteed should be reimbursed to the beneficiary of the guarantee in case of breach of agreed covenants by the customer guaranteed or upon its financial insolvency.

As of December 31, 2019

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	320,004
Guarantees greater than 1 month and up to 3 months	486,485
Guarantees greater than 3 months and up to 1 year	2,579,639
Guarantees greater than 1 year and up to 3 years	696,768
Guarantees greater than 3 year and up to 5 years	68,150
Guarantees greater than 5 years	144,904
Total	4,295,950

As of December 31, 2018

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	303,308
Guarantees greater than 1 month and up to 3 months	780,103
Guarantees greater than 3 months and up to 1 year	2,287,434
Guarantees greater than 1 year and up to 3 years	1,426,992
Guarantees greater than 3 year and up to 5 years	277,710
Guarantees greater than 5 years	177,828
Total	5,253,375

Schedule of contingencies

The following contingencies listed below are contingencies reported as of December 31, 2018 that were concluded in the Bank’s favor as of December 31, 2019:

Case/Procedure	Amount	Termination/Decision
Miles of USD
Colombian National Tax Office (DIAN) Resolution 04 of 2017	6,101	Favorable